Investments	12 Months Ended
Dec. 31, 2011
Investments

3.    INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-than- temporary impairments in AOCI (4)
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$29,889	$6,049	$-	$35,939	$-
Obligations of U.S. states and their political subdivisions	-	-	-	-	-
Foreign government bonds	20,868	2,163	-	23,030	-
Public utilities	119,583	10,810	225	130,169	-
All other corporate securities	713,531	55,770	622	768,678	(45)
Asset-backed securities (1)	72,050	1,647	2,065	71,632	(3,513)
Commercial mortgage-backed securities	89,238	6,770	2	96,006	-
Residential mortgage-backed securities (2)	87,749	6,859	158	94,450	(391)

Total fixed maturities, available-for-sale	$1,132,908	$90,068	$3,072	$1,219,904	$(3,949)

Equity securities, available-for-sale
Common Stocks:
Industrial, miscellaneous & other	405	-	70	335
Non-redeemable preferred stocks	1,116	1	32	1,085

Total equity securities, available-for-sale (3)	$1,521	$1	$102	$1,420

(1)	Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)	Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
(3)	During 2011, perpetual preferred stocks of $1.5 million were reclassified to “Trading Account Assets.” Prior periods were not restated.
(4)

Represents the amount of other-than-temporary impairment losses in “Accumulated other comprehensive income (loss),” or “AOCI” which were not included in earnings. Amount excludes $3 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-than- temporary impairments in AOCI (3)
	(in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$34,292	$2,199	$41	$36,450	$-
Obligations of U.S. states and their political subdivisions	-	-	-	-	-
Foreign government bonds	21,034	1,644	-	22,678	-
Corporate securities	707,754	47,472	2,945	752,281	(26)
Asset-backed securities (1)	57,808	1,671	5,446	54,033	(8,856)
Commercial mortgage-backed securities	97,467	5,721	87	103,101	-
Residential mortgage-backed securities (2)	89,300	6,746	48	95,998	(454)

Total fixed maturities, available-for-sale	$1,007,655	$65,453	$8,567	$1,064,541	$(9,336)

Equity securities, available-for-sale
Common Stocks:
Industrial, miscellaneous & other	226	178	29	375
Non-redeemable preferred stocks	380	-	217	163
Perpetual preferred stocks	1,695	-	159	1,536

Total equity securities available-for-sale	$2,301	$178	$405	$2,074

(1)	Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)	Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
(3)

Represents the amount of other-than-temporary impairment losses in “Accumulated other comprehensive income (loss),” or “AOCI” which, were not included in earnings. Amount excludes $5 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011, are as follows:

	Available-for-Sale
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$48,539	$49,149
Due after one year through five years	324,229	350,238
Due after five years through ten years	354,984	385,295
Due after ten years	156,119	173,134
Asset-backed securities	72,050	71,632
Commercial mortgage-backed securities	89,238	96,006
Residential mortgage-backed securities	87,749	94,450

Total	$1,132,908	$1,219,904

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

	2011	2010	2009
	(in thousands)
Fixed maturities, available-for-sale
Proceeds from sales	$36,118	$35,017	$59,587
Proceeds from maturities/repayments	135,127	157,785	194,623
Gross investment gains from sales, prepayments, and maturities	2,614	4,160	1,540
Gross investment losses from sales and maturities	(88)	(83)	(3,027)
Equity securities, available-for-sale
Proceeds from sales	$2	$-	$-
Proceeds from maturities/repayments	473	2,000	-
Gross investment gains from sales	368	139	-
Gross investment losses from sales	-	-	-
Fixed maturity and equity security impairments
Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings (1)	$(268)	$(2,554)	$(6,070)
Writedowns for other-than-temporary impairment losses on equity securities	$(326)	$-	$(139)

(1)

Excludes the portion of other-than-temporary impairments recorded in “Other comprehensive income (loss),” representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment (“OTTI”) losses on fixed maturity securities are recognized in “Other comprehensive income (loss)” (“OCI”). The net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

	Year Ended December 31,	Year Ended December 31,
	2011	2010

	(in thousands)	(in thousands)
Balance, beginning of period	$6,763	$7,431
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(3,643)	(1,059)
Credit loss impairments previously recognized on securities impaired to fair value during the period (1)	-	(992)
Credit loss impairment recognized in the current period on securities not previously impaired	-	-
Additional credit loss impairments recognized in the current period on securities previously impaired	268	1,965
Increases due to the passage of time on previously recorded credit losses	323	530
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(273)	(1,112)

Balance, end of period	$3,438	$6,763

(1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Trading Account Assets

The following table provides information relating to trading account assets, at fair value as of the dates indicated:

	December 31, 2011		December 31, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)
Equity securities (1)	1,695	1,569	-	-

Total trading account assets	$1,695	$1,569	$-	$-

(1) During 2011, perpetual preferred stocks of $1.5 million were reclassified from “Equity Securities, available-for-sale”. Prior periods were not restated.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income” was ($0.1) million, $0.0 and $0.0 during the years ended December 31, 2011, 2010 and 2009, respectively.

Commercial Mortgage and Other Loans

The Company’s commercial mortgage and other loans are comprised as follows as of the dates indicated:

	2011		2010
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and other loans by property type:
Industrial buildings	$42,883	18.5%	$35,745	19.4%
Retail	55,215	23.8	36,046	19.6
Apartments/Multi-Family	37,689	16.3	25,340	13.8
Office buildings	26,100	11.3	30,468	16.6
Hospitality	14,475	6.2	10,273	5.6
Other	37,150	16.0	33,834	18.4

Total commercial mortgage loans	213,512	92.2	171,706	93.4
Agricultural property loans	18,098	7.8	12,140	6.6

Total commercial mortgage and agricultural loans by property type	231,610	100.0%	183,846	100.0%

Valuation allowance	(1,410)		(1,409)

Total net commercial and agricultural mortgage loans by property type	$230,200		$182,437

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in Florida (10%), Texas (9%), and New Jersey (9%) at December 31, 2011.

Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, 2011, 2010 and 2009, is as follows:

	2011 (2)	2010 (2)	2009 (2)
	(in thousands)
Allowance for losses, beginning of year	$1,409	$2,379	$1,444

Addition to / (release of) allowance of losses	1	(970)	935

Allowance for losses, end of year (1)	$1,410	$1,409	$2,379

1)	Agricultural loans represent $0.02 million, $0.02 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.
2)	Valuation allowances for 2011 and 2010 are presented in a format consistent with new disclosure requirements under the updated guidance issued by FASB in 2011. Valuation allowances for 2009 are provided consistent with the prior presentation.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
	Total Loans
	(in thousands)
Allowance for Credit Losses:
Ending Balance: individually evaluated for impairment (1)	$-	$424
Ending Balance: collectively evaluated for impairment (2)	1,410	985

Total ending balance	$1,410	$1,409

Recorded Investment: (3)
Ending balance: individually evaluated for impairment (1)	$-	$3,847
Ending balance: collectively evaluated for impairment (2)	231,612	179,999

Total ending balance, gross of reserves	$231,612	$183,846

(1)	There were no agricultural loans individually evaluated for impairments at December 31, 2011 and December 31, 2010.
(2)	Agricultural loans collectively evaluated for impairment had a recorded investment of $18 million and $12 million and related allowance of $0.0 million at December 31, 2011 and December 31, 2010, respectively.
(3)	Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.

As of December 31, 2011, there were no impaired commercial mortgage loans identified in management’s specific review. As of December 31, 2011 impaired commercial mortgage loans identified in management’s specific review of probable loan losses consisted of Hospitality commercial mortgage loans with a recorded investment of $3.8 million, an unpaid principal balance of $3.8 million and the related allowance for losses was $0.4 million. Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans’ expected future cash flows equals or exceeds the recorded investment. As of December 31, 2011 and December 31, 2010, the Company held no such loans. See Note 2 for information regarding the Company’s accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and 2010, 94% of the $232 million recorded investment and 90% of the $184 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and 2010, 99% and 98% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2011, approximately $2 million or 1% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2010, approximately $8 million or 4% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of December 31, 2011 and 2010, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

Commercial mortgage and other loans on nonaccrual status as of December 31, 2011 and 2010, $3.2 million and $3.8 million, respectively, primarily related to Hospitality. See Note 2 for further discussion regarding nonaccrual status loans.

For the year ended December 31 2011, there were no commercial mortgage and other loans sold or acquired.

Other Long term Investments

“Other long-term investments” are comprised as follows at December 31:

	2011	2010
	(in thousands)
Company’s investment in Separate accounts	$1,662	$1,893
Joint ventures and limited partnerships	20,725	15,020
Derivatives (1)	6,688	-

Total other long-term investments	$29,075	$16,913

(1)	A derivative balance of $(0.9) million at December 31, 2010 was reclassed to Other Liabilities.

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

	2011	2010	2009
	(in thousands)
Fixed maturities, available-for-sale	$57,285	$57,502	$53,615
Equity securities, available-for-sale	12	148	218
Trading account assets	11	-	-
Commercial mortgage and other loans	12,187	11,264	9,822
Policy loans	9,503	9,363	9,177
Short-term investments and cash equivalents	85	129	434
Other long-term investments	1,718	1,691	(666)

Gross investment income	80,801	80,097	72,600
Less: investment expenses	(3,245)	(3,053)	(2,656)

Net investment income	$77,556	$77,044	$69,944

Carrying value for non-income producing assets included in fixed maturities totaled $0 million as of December 31, 2011. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2011.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

	2011	2010	2009
	(in thousands)
Fixed maturities	$2,257	$1,523	$(7,557)
Equity securities	42	139	(138)
Commercial mortgage and other loans	(1)	970	(935)
Short-term investments and cash equivalents	-	5	-
Joint ventures and limited partnerships	(44)	-	(124)
Derivatives	(112,310)	54,378	22,268

Realized investment gains (losses), net	$(110,056)	$57,015	$13,514

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as “available for sale” and certain other long-term investments and other assets are included in the Statements of Financial Position as a component of “Accumulated other comprehensive income (loss),” or “AOCI.” Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs	Policy Holder Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2008	$-	$-	$-	$-	$-
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(4,049)	290	-	1,316	(2,443)
Cumulative impact of the retrospective adoption of new authoritative guidance on January 1, 2012	-	-	-	-	-
Net investment gains (losses) on investments arising during the period	4,471	-	-	(1,565)	2,906
Reclassification adjustment for OTTI losses included in net income	5,080	-	-	(1,778)	3,302
Reclassification adjustment for OTTI gains excluded from net income(1)	(11,483)	-	-	4,019	(7,464)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	-	2,598	-	(909)	1,689
Impact of net unrealized investment (gains) losses on Policyholders’ account balance	-	-	(1,378)	482	(896)

Balance, December 31, 2009	$(5,981)	$2,888	$(1,378)	$1,565	$(2,906)

Net investment gains (losses) on investments arising during the period	(821)	-	-	287	(534)
Reclassification adjustment for OTTI losses included in net income	2,504	-	-	(876)	1,628
Reclassification adjustment for OTTI gains excluded from net income(1)	(11)	-	-	4	(7)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	-	(1,040)	-	364	(676)
Impact of net unrealized investment (gains) losses on policyholders’ account balances	-	-	594	(208)	386

Balance, December 31, 2010	$(4,309)	$1,848	$(784)	$1,136	$(2,109)

Net investment gains (losses) on investments arising during the period	843	-	-	(295)	548
Reclassification adjustment for OTTI losses included in net income	2,049	-	-	(717)	1,332
Reclassification adjustment for OTTI gains excluded from net income(1)	-	-	-	-	-
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	-	(1,109)	-	388	(721)
Impact of net unrealized investment (gains) losses on policyholders’ account balances	-	-	642	(225)	417

Balance, December 31, 2011	$(1,417)	$739	$(142)	$287	$(533)

All Other Net Unrealized Investment Gains and Losses in AOCI

	Net Unrealized Gains/(Losses) on Investments(1)	Deferred Policy Acquisition Costs and Other Costs	Policy Holder Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2008	$(70,920)	$41,193	$(17,457)	$16,514	$(30,670)
Cumulative impact of the adoption of new authoritative guidance on January 1, 2009	(2,016)	33	-	694	(1,289)
Cumulative impact of the retrospective adoption of new authoritative guidance on January 1, 2012	-	(10,502)	74	3,650	(6,778)
Net investment gains (losses) on investments arising during the period	91,116	-	-	(31,891)	59,225
Reclassification adjustment for (gains) losses included in net income	2,616	-	-	(916)	1,700
Reclassification adjustment for OTTI losses excluded from net income(2)	11,483	-	-	(4,019)	7,464
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	-	(46,579)	-	16,303	(30,276)
Impact of net unrealized investment (gains) losses on policyholders’ account balances	-	-	23,632	(8,271)	15,361

Balance, December 31, 2009	$32,279	$(15,855)	$6,249	$(7,936)	$14,737
Net investment gains (losses) on investments arising during the period	24,868	-	-	(8,704)	16,164
Reclassification adjustment for (gains) losses included in net income	4,166	-	-	(1,458)	2,708
Reclassification adjustment for OTTI losses excluded from net income(2)	11	-	-	(4)	7
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	-	(8,437)	-	2,953	(5,484)
Impact of net unrealized investment (gains) losses on policyholders’ account balances	-	-	4,712	(1,649)	3,063

Balance, December 31, 2010	$61,324	$(24,292)	$10,961	$(16,798)	$31,195
Net investment gains (losses) on investments arising during the period	23,930	-	-	(8,376)	15,555
Reclassification adjustment for (gains) losses included in net income	4,348	-	-	(1,522)	2,826
Reclassification adjustment for OTTI losses excluded
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	-	(7,406)	-	2,592	(4,814)
Impact of net unrealized investment (gains) losses on policyholders’ account balances	-	-	4,418	(1,546)	2,872

Balance, December 31, 2011	$89,602	$(31,698)	$15,379	$(25,649)	$47,634

(1)	Include cash flow hedges. See Note 5 for information on cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

	December 31, 2011	December 31, 2010	December 31, 2009

	(in thousands)
Fixed maturity securities on which an OTTI loss has been recognized	$(1,417)	$(4,309)	$(5,981)
Fixed maturity securities, available for sale-all other	88,414	61,195	31,975
Equity securities, available for sale	(100)	(227)	(177)
Derivatives designated as cash flow hedges (1)	(630)	(1,100)	(675)
Other investments	1,918	1,456	1,156

Net unrealized gains (losses) on investments	$88,185	$57,015	$26,298

(1)	See Note 5 for more information on cash flow hedges.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, at December 31:

	December 31, 2011
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations of
U.S. government authorities and agencies	$-	$-	$-	$-	$-	$-
Corporate securities	31,041	670	998	177	32,039	847
Commercial mortgage-backed securities	-	-	1,051	2	1,051	2
Asset-backed securities	33,246	285	7,384	1,780	40,630	2,065
Residential mortgage-backed securities	4,367	158	-	-	4,367	158

Total	$68,654	$1,113	$9,433	$1,959	$78,087	$3,072

	December 31, 2010
	Less than twelve months		Twelve months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations of
U.S. government authorities and agencies	$2,078	$41	$-	$-	$2,078	$41
Corporate securities	73,679	2,524	6,545	421	80,224	2,945
Asset-backed securities	10,608	169	16,442	5,277	27,050	5,446
Commercial mortgage-backed securities	7,148	87	-	-	7,148	87
Residential mortgage-backed securities	3,219	48	-	-	3,219	48

Total	$96,732	$2,869	$22,987	$5,698	$119,719	$8,567

The gross unrealized losses at December 31, 2011 and December 31, 2010 are composed of $1 million and $6 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $2 million and $3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $1.6 million of the gross unrealized losses represented declines in value of greater than 20%, $0.1 million of which had been in that position for less than six months, as compared to $5 million at December 31, 2010 that represented declines in value of greater than 20%, none of which had been in that position for less than six months. At December 31, 2011 and December 31, 2010, the $2 million and $6 million, respectively, of gross unrealized losses of twelve months or more were concentrated in asset backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 and December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

Duration of Gross Unrealized Loss Positions for Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, at December 31:

	December 31, 2011
	Less than twelve months		Twelve months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Equity securities, available for sale	$316	$102	$-	$-	$316	$102

	December 31, 2010
	Less than twelve months		Twelve months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Equity securities, available for sale	$255	$245	$1,536	$160	$1,791	$405

At December 31, 2011, $99 thousand of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than nine months. At December 31, 2010, $245 thousand of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than six months. Included in the December 31, 2010 table above are perpetual preferred securities. Perpetual preferred securities have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2011 and December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2011 and December 31, 2010.

Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

	2011	2010

	(in thousands)
Fixed maturity securities, available for sale - all other	$ 19,670	$ 3,314

Total securities pledged	$ 19,670	$ 3,314

As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $20.2 million. Of this amount, $3.2 million was “Securities sold under agreements to repurchase” and $17.0 million was “Cash collateral for loaned securities. As of December 31, 2010, the carrying amount of the associated liabilities supported by the pledged collateral was $3.4 million. Of this amount, $3.0 million was “Securities sold under agreements to repurchase” and $0.4 million was “Cash collateral for loaned securities.”

Fixed maturities of $0.5 million at December 31, 2010 were on deposit with governmental authorities or trustees as required by certain insurance laws.